Financial Instruments (Details) - Schedule of Profit Before Tax Is Affected Through the Impact on Floating Rate Borrowings - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans and borrowings [Member]
Financial Instruments (Details) - Schedule of Profit Before Tax Is Affected Through the Impact on Floating Rate Borrowings [Line Items]
Increase/decrease in basis points		+100
Effect on profit before tax 2022	£ (2,350)
Effect on profit before tax 20201		£ (1,393)
Loans and borrowings One [Member]
Financial Instruments (Details) - Schedule of Profit Before Tax Is Affected Through the Impact on Floating Rate Borrowings [Line Items]
Increase/decrease in basis points		-100
Effect on profit before tax 2022	£ 1,754
Effect on profit before tax 20201		£ 95